FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial income
Interest income from cash and cash equivalents, including restricted cash 1)	$ 200	$ 500	$ 2,500
Exchange rate adjustments, including gain from forward exchange rate contracts			300
Total	241	536	2,796
Financial expenses
Interest expenses on borrowings 1)	40,000	45,600	36,900
Financial expenses arising from lease liabilities regarding right-of-use assets	300	1,500	2,400
Exchange rate adjustments, including loss from forward exchange rate contracts	500	1,000	200
Commitment fee	1,100	1,500	1,900
Amortization of interest rate swaps	1,400
Ineffectiveness on interest rate swaps	1,200
Other financial expenses	300	300	500
Total	42,382	49,914	41,881
Total financial items	$ (42,200)	$ (49,400)	$ (39,100)